COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES
Commitments and Contingencies

Award of Shares	IOTA CAPITAL CORP.
Earned upon execution of the Consulting Agreement	13,475,000.00
Year one Quarter Two	6,737,500.00
Year one Quarter Three	3,368,750.00
Year one Quarter Four	3,368,750.00

Total Shares	26,950,000.00

Award of Shares	KEYSTONE TRADING LTD
Earned upon execution of the Consulting Agreement	15,000,000.00
Year one Quarter Two	7,500,000.00
Year one Quarter Three	3,750,000.00
Year one Quarter Four	3,750,000.00

Total Shares	30,000,000.00

Award of Shares	IOTA CAPITAL CORP.
Earned upon execution of the Consulting Agreement	13,475,000.00
Year one Quarter Two	6,737,500.00
Year one Quarter Three	3,368,750.00
Year one Quarter Four	3,368,750.00

Total Shares	26,950,000.00

Award of Shares	KEYSTONE TRADING LTD
Earned upon execution of the Consulting Agreement	15,000,000.00
Year one Quarter Two	7,500,000.00
Year one Quarter Three	3,750,000.00
Year one Quarter Four	3,750,000.00

Total Shares	30,000,000.00